Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL SELECT FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 01, 2018
MM Select Equity Asset Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MM Select Equity Asset Fund
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS
Supplement dated September 12, 2018 to the
Prospectus dated February 1, 2018

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Important Notice Regarding Change in Investment Policy

The 80% test relating the name of the MM Select Equity Asset Fund to its principal investments, as required by Rule 35d-1 under the Investment Company Act, is being changed as described below. This change will take effect no earlier than 60 days from the date of this supplement.

The following information replaces similar information found on pages 7-8:

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the Standard and Poor's 500 Composite Stock Price Index (S&P 500® Index*).

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stocks, rights, and warrants. The Fund typically invests most of its assets in the common stocks of U.S. companies in the S&P 500 Index (the "Index"). The Fund may also invest in securities not included within the Index. As of August 31, 2018, the market capitalization range of companies included in the Index was $4.97 billion to $1,102.39 billion. Sector by sector, the Fund's weightings are similar to those of the Index. Within each sector, the Fund's subadviser, J.P. Morgan Investment Management Inc. ("J.P. Morgan"), modestly overweights equity securities that it considers undervalued or fairly valued while modestly underweighting or not holding equity securities that appear overvalued. By owning a large number of equity securities within the Index, with an emphasis on those that appear undervalued or fairly valued, the Fund seeks returns that modestly exceed those of the Index over the long term with a modest level of volatility as compared to the Index.

The Fund may use derivatives as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions. Use of derivatives by the Fund may create investment leverage.

In managing the investments of the Fund, J.P. Morgan employs a three-step process that combines research, valuation, and stock selection. J.P. Morgan takes an in-depth look at company prospects over a period as long as five years, which is designed to provide insight into a company's real growth potential. The research findings allow J.P. Morgan to rank the companies in each sector group according to their relative values. As a part of its investment process, J.P. Morgan seeks to assess the impact of environmental, social, and governance factors (including accounting and tax policies, disclosure and investor communication, shareholder rights, and remuneration policies) on the cash flows of many companies in which it may invest to identify issuers that J.P. Morgan believes will be negatively impacted by such factors relative to other issuers. These determinations may not be conclusive and securities of such issuers may be purchased and retained by the Fund.

J.P. Morgan buys and sells equity securities, using the research and valuation rankings as a basis. Along with attractive valuation, J.P. Morgan often considers a number of other criteria:

•      catalysts that could trigger a rise in a stock's price;

•      impact on the overall risk of the portfolio relative to the Index;

•      high perceived potential reward compared to perceived potential risk; and

•      possible temporary mispricings caused by apparent market overreactions.

J.P. Morgan may sell a security as its valuation or ranking changes or if more attractive investments become available.

*        The S&P 500 Index is a product of S&P Dow Jones Indices LLC ("SPDJI"), and has been licensed for use by MML Advisers. Standard & Poor's®, S&P® and S&P 500® are registered trademarks of Standard & Poor's Financial Services LLC ("S&P"); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MML Advisers. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following risks are removed under the heading Principal Risks found on page 8 in the section titled Investments, Risks, and Performance: "Foreign Investment Risk; Emerging Markets Risk; Currency Risk," "Frequent Trading/Portfolio Turnover Risk," "REIT Risk," and "Risk of Investment in Other Funds or Pools."

The following risk is added under the heading Principal Risks found on page 8 in the section titled Investments, Risks, and Performance:

Sector Risk   The Fund may allocate more of its assets to particular industries or to particular economic, market, or industry sectors than to others. This could increase the volatility of the Fund's portfolio, and the Fund's performance may be more susceptible to developments affecting issuers in those industries or sectors than if the Fund invested more broadly.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The MM Select Equity Asset Fund's benchmark index is changed to the Standard and Poor's 500 Composite Stock Price Index ("S&P 500 Index") and the following supplements similar information found in the table with the heading Average Annual Total Returns in the section titled Performance Information found on page 10:

	One Year	Since Inception (9/15/2016)
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)(1)	21.83%	21.80%

(1)     Going forward, the Fund's performance benchmark index will be the S&P 500 Index rather than the MSCI World Index because the S&P 500 Index more closely represents the Fund's investment strategy.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MM Select Equity Asset Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	21.83%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	21.80%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2016

[1]	Going forward, the Fund's performance benchmark index will be the S&P 500 Index rather than the MSCI World Index because the S&P 500 Index more closely represents the Fund's investment strategy.